Taxation - Schedule of Tax Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 423,563	$ 758,136
Value added tax payable	548,276	2,938
Other surtaxes payable	14,356	37,925
Total tax payable	$ 986,195	$ 798,999